RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	March 31, 2023	March 31, 2022
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	327,348	345,289
Robert Dickinson (interest payable)	190,082	111,260
United Mineral Services Ltd.	7,586	11,029
Thomas Wilson (CFO fees)	5,496	4,725
Total	530,512	472,303
	Years ended March 31,
	2023	2022	2021
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	993,000	765,000	914,000
Information technology – infrastructure and support services	60,000	67,000	60,000
Office rent	41,000	33,000	-
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	193,000	136,000	79,000
Total	1,287,000	1,001,000	1,053,000